UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.
(a)

EA Astoria Dynamic Core US Fixed Income ETF (formerly known as the Astoria Dynamic Core US Fixed Income ETF) Ticker: AGGA Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Semi-Annual Shareholder Report https://astoriaadvisorsetfs.com/agga/

This semi-annual shareholder report contains important information about the EA Astoria Dynamic Core US Fixed Income ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/agga/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.48%

KEY FUND STATISTICS (as of Period End)
Net Assets	$63,295,621	Portfolio Turnover Rate*	14%
# of Portfolio Holdings	15	Advisory Fees Paid	$123,366
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Corporate Bond and Other Fixed Income ETFs	76.2%
U.S. Treasury ETFs	23.7%
Money Market Funds	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	15.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	12.3%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	11.7%
State Street SPDR Portfolio Short Term Treasury ETF	9.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	7.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	7.0%
Janus Henderson AAA CLO ETF	6.9%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	6.0%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	6.0%
State Street SPDR Portfolio High Yield Bond ETF	4.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/agga/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2025

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Semi-Annual Shareholder Report https://astoriaadvisorsetfs.com/roe/

This semi-annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/roe/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$172,766,563	Portfolio Turnover Rate*	38%
# of Portfolio Holdings	100	Advisory Fees Paid	$411,967
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	34.1%
Financials	13.4%
Health Care	9.9%
Industrials	9.3%
Communication Services	9.1%
Consumer Discretionary	8.8%
Consumer Staples	4.8%
Energy	3.0%
Utilities	3.0%
Materials	2.3%
Real Estate	1.9%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Omnicom Group, Inc.	1.7%
Eli Lilly & Co.	1.4%
Micron Technology, Inc.	1.4%
Western Digital Corp.	1.3%
Cardinal Health, Inc.	1.3%
Alphabet, Inc. - Class A	1.3%
Applied Materials, Inc.	1.2%
Broadcom, Inc.	1.2%
Anglogold Ashanti PLC	1.2%
Credo Technology Group Holding Ltd.	1.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/roe/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: November 30, 2025

Astoria US Quality Growth Kings ETF Ticker: GQQQ Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Semi-Annual Shareholder Report https://astoriaadvisorsetfs.com/gqqq/

This semi-annual shareholder report contains important information about the Astoria US Quality Growth Kings ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period). You can find additional information about the Fund at https://astoriaadvisorsetfs.com/gqqq/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.35%

KEY FUND STATISTICS (as of Period End)
Net Assets	$103,255,401	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	102	Advisory Fees Paid	$153,206
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	45.4%
Communication Services	12.5%
Consumer Discretionary	10.4%
Health Care	7.6%
Industrials	6.4%
Financials	6.4%
Consumer Staples	4.5%
Utilities	2.2%
Materials	2.0%
Energy	1.4%
Real Estate	1.0%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	8.1%
Apple, Inc.	7.9%
Microsoft Corp.	6.8%
Alphabet, Inc. - Class A	6.2%
Broadcom, Inc.	4.9%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. - Class A	2.6%
Tesla, Inc.	2.0%
Costco Wholesale Corp.	2.0%
Netflix, Inc.	1.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://astoriaadvisorsetfs.com/gqqq/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

EA ASTORIA DYNAMIC CORE US FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	149,400	$7,420,459
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	75,523	3,804,094
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	80,793	3,804,542
iShares 5-10 Year Investment Grade Corporate Bond ETF	142,682	7,760,474
Janus Henderson AAA CLO ETF	86,154	4,370,592
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	95,118	4,449,144
Schwab High Yield Bond ETF	60,617	1,611,200
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	52,874	4,849,603
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	101,343	3,125,418
State Street SPDR Portfolio High Yield Bond ETF	133,215	3,173,181
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	280,374	9,538,324
State Street SPDR Portfolio Long Term Treasury ETF	46,065	1,253,889
State Street SPDR Portfolio Short Term Corporate Bond ETF	62,001	1,878,630
State Street SPDR Portfolio Short Term Treasury ETF	211,650	6,216,161
TOTAL EXCHANGE TRADED FUNDS (Cost $62,345,655)		63,255,711

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.92% (a)	64,424	64,424
TOTAL MONEY MARKET FUNDS (Cost $64,424)		64,424

TOTAL INVESTMENTS - 100.0% (Cost $62,410,079)		$63,320,135
Liabilities in Excess of Other Assets - (0.0)% (b)		(24,514)
TOTAL NET ASSETS - 100.0%		$63,295,621

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(b)	Represents less than (0.05)% of net assets.
The accompanying notes are an integral part of these financial statements.

1

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 9.1%
Advertising - 1.7%
Omnicom Group, Inc.	41,166	$2,948,274

Broadcasting - 1.9%
Fox Corp. - Class A	26,396	1,728,938
Nexstar Media Group, Inc.	8,523	1,637,609
		3,366,547
Cable & Satellite - 1.5%
Charter Communications, Inc. - Class A (a)	5,998	1,200,320
Comcast Corp. - Class A	53,649	1,431,892
		2,632,212
Integrated Telecommunication Services - 0.9%
Verizon Communications, Inc.	38,506	1,582,982

Interactive Media & Services - 2.2%
Alphabet, Inc. - Class A	6,980	2,234,856
Meta Platforms, Inc. - Class A	2,304	1,492,877
		3,727,733
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	14,391	1,548,184
Total Communication Services		15,805,932

Consumer Discretionary - 8.8%
Apparel Retail - 1.1%
Ross Stores, Inc.	11,134	1,963,592

Automobile Manufacturers - 1.0%
Tesla, Inc. (a)	3,831	1,647,981

Automotive Parts & Equipment - 0.9%
Autoliv, Inc.	13,680	1,614,103

Broadline Retail - 1.0%
Amazon.com, Inc. (a)	7,694	1,794,395

Home Improvement Retail - 1.0%
Lowe's Cos., Inc.	6,728	1,631,405

Homebuilding - 1.0%
PulteGroup, Inc.	12,820	1,630,576

The accompanying notes are an integral part of these financial statements.

2

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.9%
Williams-Sonoma, Inc.	8,681	$1,562,667

Restaurants - 1.9%
Domino's Pizza, Inc.	3,939	1,652,923
Yum! Brands, Inc.	11,048	1,692,664
		3,345,587
Total Consumer Discretionary		15,190,306

Consumer Staples - 4.8%
Consumer Staples Merchandise Retail - 3.0%
Costco Wholesale Corp.	1,815	1,658,166
Target Corp.	19,282	1,747,335
Walmart, Inc.	16,317	1,803,191
		5,208,692
Tobacco - 1.8%
Altria Group, Inc.	25,549	1,507,647
Philip Morris International, Inc.	10,346	1,629,288
		3,136,935
Total Consumer Staples		8,345,627

Energy - 3.0%
Integrated Oil & Gas - 1.0%
Exxon Mobil Corp.	15,041	1,743,552

Oil & Gas Exploration & Production - 2.0%
APA Corp.	70,524	1,760,984
EOG Resources, Inc.	15,103	1,628,859
		3,389,843
Total Energy		5,133,395

Financials - 13.4%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	3,449	1,571,847

Consumer Finance - 1.1%
Synchrony Financial	24,174	1,870,101

Diversified Banks - 1.0%
JPMorgan Chase & Co.	5,380	1,684,370

Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	33,192	1,549,735

The accompanying notes are an integral part of these financial statements.

3

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 0.9%
Robinhood Markets, Inc. - Class A (a)	12,086	$1,552,930

Life & Health Insurance - 0.9%
MetLife, Inc.	20,704	1,585,098

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	3,355	1,723,833

Property & Casualty Insurance - 3.9%
Allstate Corp.	7,880	1,678,282
Hartford Insurance Group, Inc.	12,701	1,740,418
Progressive Corp.	6,856	1,568,584
Travelers Cos., Inc.	6,059	1,774,439
		6,761,723
Regional Banks - 0.9%
Popular, Inc.	13,379	1,534,705

Transaction & Payment Processing Services - 1.9%
Mastercard, Inc. - Class A	2,971	1,635,625
Visa, Inc. - Class A	4,950	1,655,478
		3,291,103
Total Financials		23,125,445

Health Care - 9.9%
Biotechnology - 1.9%
AbbVie, Inc.	7,343	1,672,001
Halozyme Therapeutics, Inc. (a)	22,872	1,633,061
		3,305,062
Health Care Distributors - 3.6%
Cardinal Health, Inc.	10,718	2,275,002
Cencora, Inc.	5,414	1,997,387
McKesson Corp.	2,181	1,921,723
		6,194,112
Health Care Equipment - 0.9%
ResMed, Inc.	6,153	1,574,122

Health Care Facilities - 1.0%
Tenet Healthcare Corp. (a)	8,284	1,796,303

Pharmaceuticals - 2.5%
Eli Lilly & Co.	2,239	2,407,977
The accompanying notes are an integral part of these financial statements.

4

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.5% (Continued)
Johnson & Johnson	9,127	$1,888,559
		4,296,536
Total Health Care		17,166,135

Industrials - 9.3%
Construction & Engineering - 3.0%
Comfort Systems USA, Inc.	2,060	2,012,497
EMCOR Group, Inc.	2,602	1,600,412
Primoris Services Corp.	12,413	1,570,989
		5,183,898
Construction Machinery & Heavy Transportation Equipment - 2.2%
Caterpillar, Inc.	3,564	2,052,009
Oshkosh Corp.	13,142	1,684,541
		3,736,550
Electrical Components & Equipment - 1.2%
Vertiv Holdings Co. - Class A	11,374	2,044,249

Industrial Machinery & Supplies & Components - 2.1%
Dover Corp.	10,203	1,890,412
Mueller Industries, Inc.	16,755	1,840,872
		3,731,284
Trading Companies & Distributors - 0.8%
United Rentals, Inc.	1,778	1,449,390
Total Industrials		16,145,371

Information Technology - 34.1%(b)
Application Software - 2.6%
Adobe, Inc. (a)	4,772	1,527,660
AppLovin Corp. - Class A (a)	2,353	1,410,577
Pegasystems, Inc.	29,387	1,609,526
		4,547,763
Communications Equipment - 2.8%
Arista Networks, Inc. (a)	11,683	1,526,735
Cisco Systems, Inc.	24,733	1,902,957
Motorola Solutions, Inc.	3,699	1,367,446
		4,797,138
Electronic Components - 1.1%
Amphenol Corp. - Class A	13,783	1,942,025

Electronic Manufacturing Services - 2.0%
Jabil, Inc.	7,801	1,643,749
TE Connectivity PLC	7,737	1,749,722
		3,393,471
The accompanying notes are an integral part of these financial statements.

5

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 3.0%
Accenture PLC - Class A	6,804	$1,701,000
Cognizant Technology Solutions Corp. - Class A	25,235	1,961,012
Kyndryl Holdings, Inc. (a)	56,802	1,467,195
		5,129,207
Semiconductor Materials & Equipment - 3.4%
Applied Materials, Inc.	8,256	2,082,576
KLA Corp.	1,584	1,861,944
Lam Research Corp.	12,721	1,984,476
		5,928,996
Semiconductors - 9.7%
Broadcom, Inc.	5,161	2,079,676
Credo Technology Group Holding Ltd. (a)	11,678	2,074,013
First Solar, Inc. (a)	7,593	2,072,282
Micron Technology, Inc.	10,167	2,404,292
Monolithic Power Systems, Inc.	1,865	1,731,037
NVIDIA Corp.	9,062	1,603,974
NXP Semiconductors NV	7,534	1,468,678
QUALCOMM, Inc.	10,144	1,705,105
Texas Instruments, Inc.	9,271	1,560,031
		16,699,088
Systems Software - 3.4%
Gen Digital, Inc.	59,657	1,573,155
Microsoft Corp.	3,268	1,607,889
Oracle Corp.	6,049	1,221,595
Rubrik, Inc. - Class A (a)	20,630	1,430,072
		5,832,711
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	6,635	1,850,170
Dell Technologies, Inc. - Class C	9,386	1,251,623
Hewlett Packard Enterprise Co.	69,813	1,526,810
NetApp, Inc.	14,428	1,609,588
Seagate Technology Holdings PLC	7,239	2,002,959
Western Digital Corp.	14,230	2,324,186
		10,565,336
Total Information Technology		58,835,735

Materials - 2.3%
Gold - 2.3%
Anglogold Ashanti PLC	24,237	2,076,626
Newmont Corp.	20,124	1,825,851
Total Materials		3,902,477

The accompanying notes are an integral part of these financial statements.

6

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Utilities - 3.0%
Electric Utilities - 1.0%
NRG Energy, Inc.	10,412	$1,764,730

Independent Power Producers & Energy Traders - 2.0%
AES Corp.	129,569	1,821,740
Vistra Corp.	8,635	1,544,456
		3,366,196
Total Utilities		5,130,926
TOTAL COMMON STOCKS (Cost $147,523,847)		168,781,349

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Health Care REITs - 1.0%
Omega Healthcare Investors, Inc.	40,077	1,840,336

Other Specialized REITs - 0.9%
VICI Properties, Inc.	52,059	1,500,340
Total Real Estate		3,340,676
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,255,772)		3,340,676

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.92% (c)	555,288	555,288
TOTAL MONEY MARKET FUNDS (Cost $555,288)		555,288

TOTAL INVESTMENTS - 99.9% (Cost $151,334,907)		$172,677,313
Other Assets in Excess of Liabilities - 0.1%		89,250
TOTAL NET ASSETS - 100.0%		$172,766,563

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

7

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 12.5%
Advertising - 0.4%
Omnicom Group, Inc.	5,724	$409,953

Broadcasting - 0.4%
Nexstar Media Group, Inc.	2,066	396,961

Cable & Satellite - 0.4%
Charter Communications, Inc. - Class A (a)	1,912	382,629

Integrated Telecommunication Services - 0.6%
AT&T, Inc.	25,127	653,804

Interactive Media & Services - 9.1%
Alphabet, Inc. - Class A	19,954	6,388,872
Meta Platforms, Inc. - Class A	4,120	2,669,554
Pinterest, Inc. - Class A (a)	15,099	394,386
		9,452,812
Movies & Entertainment - 1.6%
Netflix, Inc. (a)	15,134	1,628,116
Total Communication Services		12,924,275

Consumer Discretionary - 10.4%
Apparel Retail - 0.7%
TJX Cos., Inc.	4,449	675,892

Apparel, Accessories & Luxury Goods - 0.6%
Ralph Lauren Corp.	1,579	580,014

Automobile Manufacturers - 2.0%
Tesla, Inc. (a)	4,904	2,109,554

Broadline Retail - 5.0%
Amazon.com, Inc. (a)	20,142	4,697,517
eBay, Inc.	5,475	453,276
		5,150,793
Consumer Electronics - 0.5%
Garmin Ltd.	2,816	550,021

Hotels, Resorts & Cruise Lines - 0.5%
Booking Holdings, Inc.	94	461,981

The accompanying notes are an integral part of these financial statements.

8

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Other Specialty Retail - 0.7%
Ulta Beauty, Inc. (a)	1,298	$699,401

Restaurants - 0.4%
Domino's Pizza, Inc.	1,091	457,816
Total Consumer Discretionary		10,685,472

Consumer Staples - 4.5%
Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	2,240	2,046,441
Target Corp.	1,856	168,191
		2,214,632
Household Products - 0.4%
Colgate-Palmolive Co.	2,743	220,510
Kimberly-Clark Corp.	1,390	151,677
		372,187
Soft Drinks & Non-alcoholic Beverages - 0.8%
PepsiCo, Inc.	5,584	830,564

Tobacco - 1.2%
Altria Group, Inc.	5,321	313,992
Philip Morris International, Inc.	5,556	874,959
		1,188,951
Total Consumer Staples		4,606,334

Energy - 1.4%
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	6,843	606,906
EOG Resources, Inc.	4,669	503,551
		1,110,457
Oil & Gas Storage & Transportation - 0.3%
Cheniere Energy, Inc.	1,590	331,452
Total Energy		1,441,909

Financials - 6.4%
Financial Exchanges & Data - 0.5%
Coinbase Global, Inc. - Class A (a)	1,815	495,168

Investment Banking & Brokerage - 1.6%
Interactive Brokers Group, Inc. - Class A	12,858	836,027
Robinhood Markets, Inc. - Class A (a)	6,043	776,465
		1,612,492

The accompanying notes are an integral part of these financial statements.

9

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc. - Class B (a)	2,769	$1,422,740

Property & Casualty Insurance - 1.5%
Allstate Corp.	3,515	748,625
Progressive Corp.	3,622	828,677
		1,577,302
Regional Banks - 0.3%
Popular, Inc.	2,805	321,762

Transaction & Payment Processing Services - 1.1%
Visa, Inc. - Class A	3,521	1,177,563
Total Financials		6,607,027

Health Care - 7.6%
Biotechnology - 2.6%
Amgen, Inc.	2,660	918,923
Exelixis, Inc. (a)	10,064	444,527
Gilead Sciences, Inc.	8,520	1,072,157
Incyte Corp. (a)	2,337	244,123
		2,679,730
Health Care Distributors - 0.6%
Cencora, Inc.	1,812	668,501

Health Care Equipment - 1.5%
Intuitive Surgical, Inc. (a)	1,725	989,253
ResMed, Inc.	2,293	586,618
		1,575,871
Health Care Facilities - 1.3%
Tenet Healthcare Corp. (a)	2,976	645,316
Universal Health Services, Inc. - Class B	2,665	649,274
		1,294,590
Health Care Services - 0.4%
DaVita, Inc. (a)	3,300	394,944

Health Care Technology - 0.3%
Doximity, Inc. - Class A (a)	5,863	301,593

Pharmaceuticals - 0.9%
Eli Lilly & Co.	896	963,621
Total Health Care		7,878,850

The accompanying notes are an integral part of these financial statements.

10

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Industrials - 6.4%
Building Products - 0.7%
Allegion PLC	1,487	$246,887
Trane Technologies PLC	1,124	473,743
		720,630
Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	537	524,617
EMCOR Group, Inc.	604	371,502
Sterling Infrastructure, Inc. (a)	817	281,301
		1,177,420
Construction Machinery & Heavy Transportation Equipment - 1.2%
Caterpillar, Inc.	2,138	1,230,975

Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	6,373	280,794

Electrical Components & Equipment - 0.5%
Vertiv Holdings Co. - Class A	2,595	466,399

Human Resource & Employment Services - 0.6%
Automatic Data Processing, Inc.	2,478	632,634

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	3,936	756,460

Industrial Machinery & Supplies & Components - 0.5%
Mueller Industries, Inc.	4,601	505,512

Trading Companies & Distributors - 0.8%
FTAI Aviation Ltd.	2,614	452,850
United Rentals, Inc.	473	385,580
		838,430
Total Industrials		6,609,254

Information Technology - 45.4%(b)
Application Software - 3.6%
Adobe, Inc. (a)	1,919	614,329
AppLovin Corp. - Class A (a)	1,284	769,732
Autodesk, Inc. (a)	1,195	362,491
Cadence Design Systems, Inc. (a)	1,771	552,269
Palantir Technologies, Inc. - Class A (a)	8,390	1,413,296
		3,712,117

The accompanying notes are an integral part of these financial statements.

11

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	4,923	$643,338
Cisco Systems, Inc.	14,192	1,091,932
Motorola Solutions, Inc.	898	331,973
		2,067,243
Electronic Components - 1.0%
Amphenol Corp. - Class A	7,358	1,036,742

IT Consulting & Other Services - 1.3%
Accenture PLC - Class A	2,052	513,000
International Business Machines Corp.	2,743	846,435
		1,359,435
Semiconductor Materials & Equipment - 3.4%
Applied Materials, Inc.	4,937	1,245,358
KLA Corp.	882	1,036,765
Lam Research Corp.	8,215	1,281,540
		3,563,663
Semiconductors - 16.3%
Broadcom, Inc.	12,673	5,106,712
Micron Technology, Inc.	5,478	1,295,438
Monolithic Power Systems, Inc.	512	475,223
NVIDIA Corp.	47,068	8,331,036
QUALCOMM, Inc.	5,145	864,823
Texas Instruments, Inc.	4,249	714,979
		16,788,211
Systems Software - 8.7%
Fortinet, Inc. (a)	4,634	375,956
Microsoft Corp.	14,303	7,037,219
Oracle Corp.	3,826	772,661
Palo Alto Networks, Inc. (a)	4,077	775,160
		8,960,996
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	29,205	8,143,814
NetApp, Inc.	3,297	367,814
Western Digital Corp.	5,558	907,788
		9,419,416
Total Information Technology		46,907,823

Materials - 2.0%
Gold - 0.8%
Anglogold Ashanti PLC	6,890	590,335
Newmont Corp.	2,794	253,500
		843,835

The accompanying notes are an integral part of these financial statements.

12

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Industrial Gases - 0.8%
Linde PLC	1,929	$791,507

Metal, Glass & Plastic Containers - 0.4%
Crown Holdings, Inc.	4,465	432,346

Specialty Chemicals - 0.0%(c)
Solstice Advanced Materials, Inc. (a)	983	46,870
Total Materials		2,114,558

Real Estate - 0.5%
Real Estate Services - 0.5%
CBRE Group, Inc. - Class A (a)	1,488	240,803
Jones Lang LaSalle, Inc. (a)	779	253,713
Total Real Estate		494,516

Utilities - 2.2%
Electric Utilities - 1.1%
Constellation Energy Corp.	1,915	697,749
NRG Energy, Inc.	2,592	439,318
		1,137,067
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	19,889	279,640
Talen Energy Corp. (a)	922	363,517
Vistra Corp.	2,448	437,849
		1,081,006
Total Utilities		2,218,073
TOTAL COMMON STOCKS (Cost $86,539,199)		102,488,091

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Other Specialized REITs - 0.2%
Lamar Advertising Co. - Class A	1,939	256,704

Telecom Tower REITs - 0.3%
American Tower Corp.	1,573	285,138
Total Real Estate		541,842
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $584,689)		541,842

The accompanying notes are an integral part of these financial statements.

13

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.92% (d)	196,196	$196,196
TOTAL MONEY MARKET FUNDS (Cost $196,196)		196,196

TOTAL INVESTMENTS - 100.0% (Cost $87,320,084)		$103,226,129
Other Assets in Excess of Liabilities - 0.0% (c)		29,272
TOTAL NET ASSETS - 100.0%		$103,255,401

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

14

ASTORIA ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	EA Astoria Dynamic Core US Fixed Income ETF	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF
ASSETS:
Investments, at value (See Note 2)	$63,320,135	$172,677,313	$103,226,129
Dividends receivable	295	153,506	58,443
Dividend tax reclaims receivable	—	1,373	—
Total assets	63,320,430	172,832,192	103,284,572

LIABILITIES:
Payable to adviser (See Note 3)	24,809	65,629	29,171
Total liabilities	24,809	65,629	29,171
NET ASSETS	$63,295,621	$172,766,563	$103,255,401

NET ASSETS CONSISTS OF:
Paid-in capital	$62,315,206	$148,378,778	$89,621,690
Total distributable earnings	980,415	24,387,785	13,633,711
Total net assets	$63,295,621	$172,766,563	$103,255,401

Net assets	$63,295,621	$172,766,563	$103,255,401
Shares issued and outstanding(a)	2,490,000	4,920,000	3,420,000
Net asset value per share	$25.42	$35.12	$30.19

COST:
Investments, at cost	$62,410,079	$151,334,907	$87,320,084

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	EA Astoria Dynamic Core US Fixed Income ETF	Astoria US Equal Weight Quality Kings ETF	Astoria US Quality Growth Kings ETF
INVESTMENT INCOME:
Dividend income	$1,221,131	$1,266,486	$364,580
Less: Dividend withholding taxes	—	(2,418)	(486)
Less: Issuance fees	—	(67)	—
Total investment income	1,221,131	1,264,001	364,094

EXPENSES:
Investment advisory fee (See Note 3)	123,366	411,967	153,206
Total expenses	123,366	411,967	153,206
NET INVESTMENT INCOME	1,097,765	852,034	210,888

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	765	(4,808,847)	(306,170)
In-kind redemptions	91,684	14,323,566	374,075
Net realized gain (loss)	92,449	9,514,719	67,905
Net change in unrealized appreciation (depreciation) on:
Investments	707,699	13,119,476	13,674,671
Net change in unrealized appreciation (depreciation)	707,699	13,119,476	13,674,671
Net realized and unrealized gain (loss)	800,148	22,634,195	13,742,576
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,897,913	$23,486,229	$13,953,464

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	EA Astoria Dynamic Core US Fixed Income ETF		Astoria US Equal Weight Quality Kings ETF
	Period ended November 30, 2025 (Unaudited)	Period ended May 31, 2025(a)	Period ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$1,097,765	$(6,997)	$852,034	$1,740,132
Net realized gain (loss)	92,449	—	9,514,719	9,934,640
Net change in unrealized appreciation (depreciation)	707,699	202,357	13,119,476	(1,262,501)
Net increase (decrease) in net assets from operations	1,897,913	195,360	23,486,229	10,412,271

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,119,855)	—	(1,033,161)	(1,415,796)
Total distributions to shareholders	(1,119,855)	—	(1,033,161)	(1,415,796)

CAPITAL TRANSACTIONS:
Shares sold	29,047,047	37,092,536	39,555,771	144,292,062
Shares redeemed	(3,817,380)	—	(58,005,219)	(70,603,372)
Net increase (decrease) in net assets from capital transactions	25,229,667	37,092,536	(18,449,448)	73,688,690

NET INCREASE (DECREASE) IN NET ASSETS	26,007,725	37,287,896	4,003,620	82,685,165

NET ASSETS:
Beginning of the period	37,287,896	—	168,762,943	86,077,778
End of the period	$63,295,621	$37,287,896	$172,766,563	$168,762,943

SHARES TRANSACTIONS
Shares sold	1,150,000	1,490,000	1,170,000	4,780,000
Shares redeemed	(150,000)	—	(1,730,000)	(2,300,000)
Total increase (decrease) in shares outstanding	1,000,000	1,490,000	(560,000)	2,480,000

(a)	Inception date of the Fund was April 30, 2025.

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Astoria US Quality Growth Kings ETF
	Period ended November 30, 2025 (Unaudited)	Period ended May 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$210,888	$184,371
Net realized gain (loss)	67,905	(2,124,777)
Net change in unrealized appreciation (depreciation)	13,674,671	2,231,374
Net increase (decrease) in net assets from operations	13,953,464	290,968

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(206,018)	(125,085)
Total distributions to shareholders	(206,018)	(125,085)

CAPITAL TRANSACTIONS:
Shares sold	25,961,439	69,234,436
Shares redeemed	(1,478,964)	(4,374,839)
Net increase (decrease) in net assets from capital transactions	24,482,475	64,859,597

NET INCREASE (DECREASE) IN NET ASSETS	38,229,921	65,025,480

NET ASSETS:
Beginning of the period	65,025,480	—
End of the period	$103,255,401	$65,025,480

SHARES TRANSACTIONS
Shares sold	930,000	2,720,000
Shares redeemed	(50,000)	(180,000)
Total increase (decrease) in shares outstanding	880,000	2,540,000

(a) Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
EA Astoria Dynamic Core US Fixed Income ETF
11/30/2025(g)	$25.03	0.54	0.41	0.95	(0.56)	(0.56)	$25.42	3.87%	$63,296	0.48%	4.27%	14%
5/31/2025(h)	$24.98	(0.01)	0.06	0.05	–	–	$25.03	0.18%	$37,288	0.48%	(0.35)%	0%
Astoria US Equal Weight Quality Kings ETF
11/30/2025(g)	$30.80	0.17	4.36	4.53	(0.21)	(0.21)	$35.12	14.72%	$172,767	0.49%	1.01%	38%
5/31/2025	$28.69	0.37	2.04	2.41	(0.30)	(0.30)	$30.80	8.42%	$168,763	0.49%	1.22%	51%
5/31/2024(i)	$25.11	0.35	3.51	3.86	(0.28)	(0.28)	$28.69	15.49%	$86,078	0.49%	1.61%	23%
Astoria US Quality Growth Kings ETF
11/30/2025(g)	$25.60	0.07	4.59	4.66	(0.07)	(0.07)	$30.19	18.20%	$103,255	0.35%	0.48%	13%
5/31/2025(j)	$25.24	0.11	0.31	0.42	(0.06)	(0.06)	$25.60	1.70%	$65,025	0.35%	0.66%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Inception date of the Fund was April 30, 2025.
(i)	Inception date of the Fund was July 31, 2023.
(j)	Inception date of the Fund was September 30, 2024.

The accompanying notes are an integral part of these financial statements.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

EA Astoria Dynamic Core US Fixed Income ETF (formerly known as the Astoria Dynamic Core US Fixed Income ETF) (“AGGA”), Astoria US Equal Weight Quality Kings ETF (“ROE”), and Astoria US Quality Growth Kings ETF (“GQQQ”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified, except AGGA which is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
AGGA	April 30, 2025	10,000	The Nasdaq Stock Market LLC
ROE	July 31, 2023	10,000	The Nasdaq Stock Market LLC
GQQQ	September 30, 2024	10,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
AGGA	seek current income.
ROE	seek long-term capital appreciation.
GQQQ	seek long-term capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from June 1, 2025 to November 30, 2025 (the “current fiscal period”).

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AGGA
Investments
Exchange Traded Funds	$63,255,711	$—	$—	$63,255,711
Money Market Funds	64,424	—	—	64,424
Total Investments	$63,320,135	$—	$—	$63,320,135

ROE
Investments
Common Stocks	$168,781,349	$—	$—	$168,781,349
Real Estate Investment Trusts	3,340,676	—	—	3,340,676
Money Market Funds	555,288	—	—	555,288
Total Investments	$172,677,313	$—	$—	$172,677,313

GQQQ
Investments
Common Stocks	$102,488,091	$—	$—	$102,488,091
Real Estate Investment Trusts	541,842	—	—	541,842
Money Market Funds	196,196	—	—	196,196
Total Investments	$103,226,129	$—	$—	$103,226,129

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation" and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for ROE and GQQQ are declared and paid on quarterly basis and distribution to shareholders from net investment income for AGGA are declared on monthly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended May 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
AGGA	$6,997	$(6,997)
ROE	$(14,926,458)	$14,926,458
GQQQ	$(279,618)	$279,618

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs),

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

AGGA	0.48%
ROE	0.49%
GQQQ	0.35%

Astoria Portfolio Advisors, LLC (the “Sub-Adviser” or “Astoria”) serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Beacon Capital Management, Inc. (the “AGGA Sub-Adviser” or “Beacon”) serves as an additional investment sub-adviser to AGGA. Pursuant to an investment sub-advisory agreement (the “AGGA Sub-Advisory Agreement”) among Astoria and Beacon, Beacon is responsible for determining the investment exposures for AGGA, subject to the overall supervision and oversight of Astoria, the Adviser, and the Board. In a transaction that closed July 31, 2025, Beacon acquired Astor Investment Management LLC, a previous sub-adviser to the Fund. The Board approved a new sub-advisory agreement for the Fund with Beacon, pursuant to which Beacon joined Astoria in serving as a sub-adviser to AGGA, effective as of August 1, 2025.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
AGGA	$7,122,386	$7,007,717
ROE	63,958,283	64,447,148
GQQQ	12,782,938	11,333,904

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
AGGA	$28,988,546	$3,824,734
ROE	38,092,218	56,439,848
GQQQ	24,480,677	1,403,766

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended May 31, 2025, for each Fund were as follows:

	AGGA	ROE	GQQQ
Tax cost of Investments	$37,094,752	$161,137,569	$63,284,169
Gross tax unrealized appreciation	217,494	17,511,368	4,904,675
Gross tax unrealized depreciation	(15,137)	(9,968,664)	(3,206,745)
Net tax unrealized appreciation (depreciation)	$202,357	$7,542,704	$1,697,930
Undistributed ordinary income	—	495,188	59,286
Undistributed long-term gain	—	—	—
Total distributable earnings	—	495,188	59,286
Other accumulated gain (loss)	—	(6,103,175)	(1,870,951)
Total accumulated gain (loss)	$202,357	$1,934,717	$(113,735)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal period ended May 31, 2025, there were no post-October late year losses and post-October capital losses.

At the fiscal period ended May 31, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
AGGA	$—	$—
ROE	6,103,175	—
GQQQ	1,870,951	—

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended May 31, 2025 were as follows:

	Current Fiscal Period	Fiscal Period Ended May 31, 2025
	Ordinary Income	Ordinary Income
AGGA(a)	$1,119,855	$—
ROE	$1,033,161	$1,415,796
GQQQ(b)	$206,018	$125,085

(a) Inception date of the Fund was April 30, 2025.
(b) Inception date of the Fund was September 30, 2024.

ASTORIA ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ASTORIA ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended May 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

AGGA	0.00%
ROE	100.00%
GQQQ	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2025, were as follows:

AGGA	0.00%
ROE	100.00%
GQQQ	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal period ended May 31, 2025, were as follows:

AGGA	0.00%
ROE	0.00%
GQQQ	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Astoria US Equal Weight Quality Kings ETF (ROE)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Astoria US Equal Weight Quality Kings ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement with Astoria Portfolio Advisors, LLC (the “Sub-Adviser”), each for an additional annual term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board also considered its experience with the Sub-Adviser as a sub-adviser to other series of the Trust.
Performance. The Board compared the Fund’s performance for periods ended March 31, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that for the one-year and since-inception periods, the Fund returned below-average results relative to the average of its peer group, but within the range of the peer group. The Board noted that, because the Fund had been operational for fewer than three years, its returns cover a relatively short period which may not reflect a sufficient variety of market conditions or market cycles by which to effectively judge longer-term performance.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio are greater than those of its peer group, but the Adviser believes they are reasonable given that most of the peer funds are significantly larger and have access to greater economies of scale. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser does not manage any other accounts that follow a similar strategy.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems, and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

EA Astoria Dynamic Core US Fixed Income ETF (AGGA)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on July 30, 2025 to consider the approval of the Investment Sub-Sub-Advisory Agreement (the “Agreement”) between Astoria Portfolio Advisors, LLC (“Astoria”) and Beacon Capital Management, Inc. (“Beacon” and together with Astoria, the “Sub-Advisers”) with respect to the EA Astoria Dynamic Core US Fixed Income ETF for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by Beacon relevant to the Board’s consideration of whether to approve the Agreement. In connection with considering the approval of the Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreement, the Board considered and reviewed information provided by Beacon, including, among other things, information about its personnel, operations, financial condition, and compliance program. The Board also reviewed the proposed Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by Beacon to the Fund. In this context, the Board considered that Beacon is responsible for providing investment sub-advisory services to the Fund in collaboration with Astoria and in compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. In addition, the Board evaluated the integrity of Beacon’s personnel, the experience of the portfolio managers in managing assets and the adequacy of Beacon’s resources to perform the services provided under the Agreement.
Performance. Performance information for the Fund was not a relevant factor as the Fund had only recently commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts of Astor Investment Management, LLC (“Astor”) that utilize the same strategy as the Fund. The Board noted that the separately managed accounts (SMAs) had outperformed their benchmark on a gross basis for the one-year, three-year, five-year, and since inception periods and on a net basis for the three-year and five-year periods ended March 31, 2025, while underperforming on a net basis for the one-year and since inception periods.
Comparative Fees and Expenses. In considering the sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by Beacon. The Board also considered the allocation of fees between Astoria and Beacon. The Board noted that the Agreement would not have any effect on the net total expense ratio of the Fund as Beacon would be compensated by Astoria.
With respect to the sub-advisory fee, the Board noted that it was payable solely by Astoria. The Board considered representations from Beacon that it does not currently manage any other accounts that follow a similar strategy as the Fund. However, it was further noted that following the transaction, SMAs managed by Astor that follow a similar strategy as the Fund, would transition to Beacon and such SMAs would continue to be charged a higher fee than the fee proposed for the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by Beacon in connection with providing its services to the Fund. The Board reviewed estimated profit and loss information provided by Beacon with respect to the Fund and estimated data regarding the proposed sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board discussed the financial condition of Beacon, noting that Beacon has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which Beacon might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to Beacon were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed Agreement does not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 28, 2026